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               PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
                PROVIDENTMUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT
                          VIP PREMIER VARIABLE ANNUITY

                   SUPPLEMENT, DATED JANUARY 29, 2001, TO THE
                          PROSPECTUS, DATED MAY 1, 2000

This supplement describes certain changes to your contract issued by Providentmutual Life and Annuity Company of America.

The Board of Directors of Market Street Fund, Inc. has approved a plan to reorganize and redomesticate Market Street Fund, Inc. (a Maryland corporation) as a Delaware business trust to be named "Market Street Fund." In connection with that reorganization and redomestication plan, the Market Street Fund's Board of Directors authorized a proxy solicitation to obtain shareholder approval of a number of proposals. Each of these proposals subsequently was approved by Market Street Fund shareholders at a special shareholder meeting held on January 12, 2001. Pursuant to the results of this proxy solicitation, the following changes have been made regarding the Market Street Fund and its Portfolios, effective January 29, 2001.

CHANGES IN CERTAIN PORTFOLIO NAMES

Certain Portfolios of the Market Street Fund have been renamed. These changes are as follows:

         OLD PORTFOLIO NAME                           NEW PORTFOLIO NAME
         ------------------                           ------------------

         Growth Portfolio...................     All Pro Broad Equity Portfolio

         Aggressive Growth Portfolio........     Mid Cap Growth Portfolio

         Managed Portfolio...................    Balanced Portfolio

CHANGES IN INVESTMENT OBJECTIVES AND POLICIES OF CERTAIN PORTFOLIOS

The investment objective of the All Pro Broad Equity Portfolio (formerly, the "Growth Portfolio") has changed. The new investment objective of this Portfolio is to seek long-term capital appreciation. In addition, the investment policies of certain of the Market Street Fund Portfolios also have changed as follows:

           PORTFOLIO                           NEW INVESTMENT POLICIES
           ---------                           -----------------------

         All Pro Broad Equity        o Seeks long-term capital appreciation by
         Portfolio (formerly,          investing primarily in equity securities
         "Growth Portfolio")           of both larger and smaller companies
                                       included in the Wilshire 5000 Index that offer above-average potential for growth in the future.

         Mid Cap Growth Portfolio    o Seeks to achieve a high level of
         (formerly, "Aggressive        long-term capital appreciation by
          Growth Portfolio")           investing in securities of mid cap
                                       companies.

         Balanced Portfolio          o Seeks to realize as high a level of
         (formerly, "Managed           long-term total rate of return as is
         Portfolio")                   consistent with prudent investment risk
                                       by investing in both equities, such as
                                       stocks, and bonds.

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The All Pro Broad Equity Portfolio, Mid Cap Growth Portfolio, and Balanced
Portfolio each will incur some costs in terms of brokerage commissions necessary to implement the changes in investment objectives and/or policies, to the extent that these changes require the sale of current securities and reinvestment of the proceeds by these Portfolios.

NEW INVESTMENT ADVISORY AGREEMENT WITH MARKET STREET INVESTMENT MANAGEMENT COMPANY AND NEW SUBADVISERS

The investment adviser and subadvisers to certain of the Market Street Fund Portfolios also have changed. Market Street Investment Management Company ("MSIM") now serves as the investment adviser to all eleven Market Street Fund Portfolios. MSIM uses a "manager of managers" approach for these Portfolios under which MSIM allocates each Portfolio's assets among one or more "specialist" investment subadvisers. The current subadvisers for all of the Market Street Fund Portfolios are as follows:

               PORTFOLIO                            SUBADVISERS
               ---------                            -----------

         ALL PRO BROAD EQUITY            o  Alliance Capital Management L.P.
         PORTFOLIO                       o  Sanford C. Bernstein & Co., LLC
                                         o  Husic Capital Management
                                         o  Reams Asset Management Company, LLC

         ALL PRO LARGE CAP GROWTH        o  Alliance Capital Management L.P.
         PORTFOLIO                       o  Geewax Terker & Co.

         ALL PRO LARGE CAP VALUE         o  Mellon Equity Associates, LLP
         PORTFOLIO                       o  Sanford C. Bernstein & Co., Inc.

         ALL PRO SMALL CAP GROWTH        o  Husic Capital Management
         PORTFOLIO                       o  Lee Munder Investments Ltd.

         ALL PRO SMALL CAP VALUE         o  Reams Asset Management Company, LLC
         PORTFOLIO                       o  Sterling Capital Management Company

         EQUITY 500 INDEX PORTFOLIO      o  State Street Global Advisors

         INTERNATIONAL PORTFOLIO         o  The Boston Company Asset Management,
                                            LLC

         MID CAP GROWTH PORTFOLIO        o  T. Rowe Price Associates, Inc.

         BALANCED PORTFOLIO              o  Fred Alger Management, Inc.

         BOND PORTFOLIO                  o  Western Asset Management Company

MSIM manages the Money Market Portfolio without the services of a subadviser.


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CHANGES IN ANNUAL PORTFOLIO OPERATING EXPENSES

The management fees for the All Pro Broad Equity Portfolio (formerly, the "Growth Portfolio"), the Mid Cap Growth Portfolio (formerly, the "Aggressive Growth Portfolio"), the Balanced Portfolio (formerly, the "Managed Portfolio"), and the Bond Portfolio of the Market Street Fund have changed as a result of the proxy solicitation. In addition, the operating expenses for all eleven Market Street Fund Portfolios also have changed. Accordingly, the annual portfolio operating expenses for the Market Street Fund Portfolios (as a percentage of average portfolio assets after fee waivers and expense reimbursements) for the fiscal year ended December 31, 1999, revised to reflect these new management fees and operating expenses, are as follows:

                                              MANAGEMENT
                                                  FEES                                                  TOTAL ANNUAL
                                              (INVESTMENT      OTHER EXPENSES     ADMINISTRATIVE       FUND OPERATING
                                                ADVISORY           (AFTER         EXPENSE (AFTER       EXPENSES (AFTER
                 PORTFOLIO                       FEES)         REIMBURSEMENT)     REIMBURSEMENT)(2)     REIMBURSEMENT)
                 ---------                       -----         --------------     ----------------      --------------
MARKET STREET FUND (1)
      All Pro Broad Equity Portfolio              0.75%             0.06%               0.10%               0.91%
      All Pro Large Cap Growth Portfolio          0.70%             0.10%               0.10%               0.90%
      All Pro Large Cap Value Portfolio           0.70%             0.10%               0.10%               0.90%
      All Pro Small Cap Growth Portfolio          0.90%             0.10%               0.10%               1.10%
      All Pro Small Cap Value Portfolio           0.90%             0.10%               0.10%               1.10%
      Equity 500 Index Portfolio                  0.24%             0.00%               0.04%               0.28%
      International Portfolio                     0.75%             0.23%               0.10%               1.08%
      Mid Cap Growth Portfolio                    0.75%             0.10%               0.10%               0.95%
      Balanced Portfolio                          0.55%             0.17%               0.10%               0.82%
      Bond Portfolio                              0.40%             0.17%               0.10%               0.67%
      Money Market Portfolio                      0.25%             0.15%               0.10%               0.50%

(1) Pursuant to new fee waivers and reimbursement arrangements, fees and expenses of certain of the Market Street Fund Portfolios may be reimbursed or waived. The numbers in the above table have been adjusted to reflect these arrangements, and it is anticipated that these arrangements will continue for the current year. Absent these arrangements, the 1999 Total Annual Fund Operating Expenses would have been: 1.01% for the All Pro Broad Equity Portfolio; 0.99% for the All Pro Large Cap Growth Portfolio; 1.01% for the All Pro Large Cap Value Portfolio; 1.21% for the All Pro Small Cap Growth Portfolio; 1.30% for the All Pro Small Cap Value Portfolio; 0.49% for the Equity 500 Index Portfolio; and 1.01% for the Mid Cap Growth Portfolio. Similar expense reimbursement and fee waiver arrangements are also in place for the other Market Street Fund Portfolios, and it is anticipated that these arrangements will continue for the current year. However, no expenses would have been reimbursed or fees waived during 1999 for these Portfolios because the level of expenses and fees never exceeded the thresholds at which the reimbursement and waiver arrangements would have become operative.

(2) The Administrative Expense is payable to Provident Mutual Life Insurance Company ("PMLIC") for administration services that PMLIC provides to Market Street Fund. These services include internal legal and financial administrative services provided to Market Street Fund by PMLIC personnel.


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CHANGES IN EXAMPLES

Because the operating expenses and certain management fees for the Market Street Fund Portfolios have changed (as discussed above), the Examples following the fee table shown in the prospectus have changed as follows:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, assuming that no optional death benefit rider was selected:

1. If you surrender or annuitize your Contract at the end of the applicable time period:

SUBACCOUNT                       1 YEAR                3 YEARS                5 YEARS                10 YEARS
----------                       ------                -------                -------                --------
All Pro Broad Equity             $88.91                $120.03                $150.21                $271.12
All Pro Large Cap Growth          88.82                 119.74                 149.72                 270.12
All Pro Large Cap Value           88.82                 119.74                 149.72                 270.12
All Pro Small Cap Growth          90.68                 125.44                 159.44                 289.95
All Pro Small Cap Value           90.68                 125.44                 159.44                 289.95
Equity 500 Index                  83.05                 101.94                 119.08                 206.14
International                     90.49                 124.87                 158.47                 287.99
Mid Cap Growth                    89.29                 121.17                 152.16                 275.11
Balanced                          88.08                 117.46                 145.81                 262.08
Bond                              86.68                 113.17                 138.44                 246.83
Money Market                      85.10                 108.29                 130.04                 229.28


2. If you do not surrender or annuitize your Contract at the end of the applicable time period:

SUBACCOUNT                       1 YEAR                3 YEARS                5 YEARS                10 YEARS
----------                       ------                -------                -------                --------
All Pro Broad Equity             $24.10                $74.19                 $126.91                $271.12
All Pro Large Cap Growth          24.00                 73.89                  126.40                 270.12
All Pro Large Cap Value           24.00                 73.89                  126.40                 270.12
All Pro Small Cap Growth          26.00                 79.89                  136.39                 289.95
All Pro Small Cap Value           26.00                 79.89                  136.39                 289.95
Equity 500 Index                  17.80                 55.14                   94.92                 206.14
International                     25.80                 79.29                  135.40                 287.99
Mid Cap Growth                    24.50                 75.39                  128.91                 275.11
Balanced                          23.20                 71.48                  122.39                 262.08
Bond                              21.70                 66.96                  114.82                 246.83
Money Market                      20.00                 61.82                  106.18                 229.28


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You would pay the following expenses on a $1,000 investment, assuming a 5%
annual return on assets, assuming that the rising floor optional death benefit rider was selected:

3. If you surrender or annuitize your Contract at the end of the applicable time period:

SUBACCOUNT                       1 YEAR                3 YEARS                5 YEARS               10 YEARS
----------                       ------                -------                -------               --------
All Pro Broad Equity             $92.63                $131.39                $169.56               $310.37
All Pro Large Cap Growth          92.54                 131.11                 169.08                309.41
All Pro Large Cap Value           92.54                 131.11                 169.08                309.41
All Pro Small Cap Growth          92.40                 136.76                 178.64                328.49
All Pro Small Cap Value           92.40                 136.76                 178.64                328.49
Equity 500 Index                  86.77                 113.45                 138.94                247.85
International                     94.21                 136.19                 177.68                326.60
Mid Cap Growth                    93.00                 132.52                 171.47                314.22
Balanced                          91.80                 128.84                 165.23                301.67
Bond                              90.40                 124.58                 157.98                287.00
Money Market                      88.62                 119.74                 149.72                270.12


The above Examples assume no transfer charges or premium taxes have been assessed. The Examples also assume that the Annual Administrative Fee is $40 and that the estimated average Contract Account Value per Contract is $40,000, which translates the Annual Administrative Fee into an assumed 0.10% charge for purposes of the Examples based on a $1,000 investment.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE MORE OR LESS THAN THE ASSUMED AMOUNT.

This supplement should be retained with the prospectus for future reference. If you have any questions, please contact (800) 688-5177 or your registered representative.


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